Risks and Financial Instruments - Sensitivity analysis of floating interest rate risk (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Scenario I [member]
Exposure of interest rate risk
Interest effect on cash equivalents and financial investments	R$ 13,175	R$ 29,304
Foreign exchange hedging instruments (assets in CDI) effect		55
Interest effect on debt in DI	(19,674)	(44,469)
Interest rate hedging instruments (liabilities in CDI) effect	(1,137)	(39,175)
Incremental expenses, CDI	(7,636)	(54,285)
Interest effect on debt in TJLP	(301)	(1,213)
Incremental expenses, TJLP	(301)	(1,213)
Foreign exchange hedging instruments (assets in LIBOR) effect	528	1,722
Interest effect on debt in LIBOR	(1,410)	(3,551)
Incremental expenses, LIBOR	(882)	(1,829)
Interest effect on debt in SELIC	(41)	(251)
Incremental expenses, SELIC	(41)	(251)
Scenario II [member]
Exposure of interest rate risk
Interest effect on cash equivalents and financial investments	32,937	73,261
Foreign exchange hedging instruments (assets in CDI) effect		137
Interest effect on debt in DI	(49,184)	(111,173)
Interest rate hedging instruments (liabilities in CDI) effect	(11,934)	(85,571)
Incremental expenses, CDI	(28,181)	(123,346)
Interest effect on debt in TJLP	(752)	(3,033)
Incremental expenses, TJLP	(752)	(3,033)
Foreign exchange hedging instruments (assets in LIBOR) effect	1,320	4,305
Interest effect on debt in LIBOR	(3,525)	(8,876)
Incremental expenses, LIBOR	(2,205)	(4,571)
Interest effect on debt in SELIC	(102)	(628)
Incremental expenses, SELIC	(102)	(628)
Scenario III [member]
Exposure of interest rate risk
Interest effect on cash equivalents and financial investments	65,875	146,522
Foreign exchange hedging instruments (assets in CDI) effect		274
Interest effect on debt in DI	(98,368)	(222,345)
Interest rate hedging instruments (liabilities in CDI) effect	(29,929)	(162,897)
Incremental expenses, CDI	(62,422)	(238,446)
Interest effect on debt in TJLP	(1,503)	(6,065)
Incremental expenses, TJLP	(1,503)	(6,065)
Foreign exchange hedging instruments (assets in LIBOR) effect	2,640	8,609
Interest effect on debt in LIBOR	(7,050)	(17,753)
Incremental expenses, LIBOR	(4,410)	(9,144)
Interest effect on debt in SELIC	(203)	(1,257)
Incremental expenses, SELIC	R$ (203)	R$ (1,257)